Other Income (Expenses) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Foreign exchange gains					$ (1,470)	$ (1,573)
Foreign exchange losses					2,297	1,450
Deferred gain on sale-leaseback					(917)	(868)
Debt early payment penalty					0	1,989
Debt refinancing costs					0	176
Other					80	(60)
Total	$ (428)	$ 149	$ (443)	$ 218	$ (10)	$ 1,114